UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                  Date of reporting period: September 30, 2005
                     --------------------------------------

Item 1 -- Schedule of Investments.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio
            Schedule of Investments - September 30, 2005 (Unaudited)

Security Description                                                   Rate      Maturity          Par Value            Market Value
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS -  141.1%
BONDS AND NOTES - 112.8%
Asset Backed - 18.3%
Accredited Mortgage Loan Trust 2005-1 A2A (a)                          3.930     4/25/2035   USD      637,710         $    637,806
Accredited Mortgage Loan Trust 2005-2 A2A                              3.930     7/25/2035          1,172,113            1,171,863
Accredited Mortgage Loan Trust 2005-3 A2                               3.930    10/25/2035          1,725,000            1,724,962
ACE Securities Corp. 2005-HE1 A2A (a)                                  3.950     2/25/2035            697,659              697,743
Advanta Mortgage Loan Trust 1999-3 A4                                  7.750    10/25/2026             42,228               42,482
American Express Credit Account Master Trust 2004-C 144A (a)           4.268     2/15/2012          3,295,584            3,303,209
Banc of America Commercial Mortgage, Inc. 2005-2 A2                    4.247     7/10/2043          1,900,000            1,881,437
Bear Stearns Asset Backed Securities, Inc. 2005-HE2 1A1 (a)            3.940     2/25/2035            835,236              835,392
Bear Stearns Asset Backed Securities, Inc. 2005-HE3 1A1 (a)            3.910     3/25/2035            586,539              586,621
Capital Auto Receivables Asset Trust 2004-2 D 144A                     5.820     5/15/2012          1,950,000            1,937,869
Capital One Master Trust 2001-2 C 144A                                 4.868     1/15/2009          2,000,000            2,004,430
Capital One Multi-Asset Execution Trust 2003-B2 B2                     3.500     2/17/2009            725,000              720,842
Capital One Multi-Asset Execution Trust 2004-C1 C1                     3.400    11/16/2009          2,950,000            2,901,181
Centex Home Equity Co. LLC 2004-2 A1 (a)                               4.000     1/25/2025            707,618              707,689
Chase Credit Card Master Trust 2002-6 B (a)                            4.118     1/15/2008          2,245,000            2,245,053
Chase Credit Card Master Trust 2002-8 A (a)                            3.828     3/17/2008          1,900,000            1,900,099
Chase Credit Card Master Trust 2004-2 C (a)                            4.318     9/15/2009          1,000,000            1,004,726
Chase Manhattan Auto Owner Trust 2003-A A3                             1.520     5/15/2007            296,758              295,573
Citibank Credit Card Issuance Trust 2001-C3 C3                         6.650     5/15/2008          1,420,000            1,438,926
Citigroup Mortgage Loan Trust, Inc. 2005-OPT3 A1A (a)                  3.920     7/25/2035          1,103,371            1,103,517
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF2                       4.922     8/25/2035          2,100,000            2,098,404
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7                       5.249     8/25/2035          1,900,000            1,897,701
Countrywide Alternative Loan Trust 2005-J4 2A1B                        3.761     7/25/2035          1,253,866            1,252,256
Countrywide Asset-backed Certificates 2004-14 A1 (a)                   3.970     6/25/2035            496,890              496,930
Countrywide Asset-Backed Certificates 2005-2 2A1 (a)                   3.920     8/25/2035            843,736              843,852
Credit-Based Asset Servicing and Securitization 2005-CB4 AV1 (a)       3.930     8/25/2035            914,995              914,975
CS First Boston Mortgage Securities Corp. 2002-HE4                     6.940     8/25/2032            650,000              660,993
First Franklin Mortgage Loan Asset Backed 2005-FFH3 2A1 (a)            3.960     8/25/2035          1,694,374            1,694,337
Ford Credit Auto Owner Trust 2005-B B                                  4.640     4/15/2010          1,350,000            1,343,192
Fremont Home Loan Trust 2005-1 2A1 (a)                                 3.930     6/25/2035            957,933              958,395
Green Tree Financial Corp. 1994-7 M1                                   9.250     3/15/2020          1,018,073            1,077,520
Harley-Davidson Motorcycle Trust 2001-3 B                              3.720    10/15/2009            820,266              814,091
Home Equity Asset Trust 2005-5 2A1                                     3.940    11/25/2035          2,216,143            2,216,093
Honda Auto Receivables Owner Trust 2004-1 A3                           2.400     2/21/2008          1,383,000            1,364,564
Household Credit Card Master Note Trust I 2001 Cl A (a)                3.908     8/15/2008          3,250,000            3,250,501
MBNA Credit Card Master Note Trust 2001-C3 C3                          6.550    12/15/2008          1,645,000            1,670,997
Merrill Lynch Mortgage Investors, Inc. 2005-NC1 A2A (a)                3.940    10/25/2035            376,893              376,949
Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 A2A (a)               3.930     9/25/2035            487,174              487,265
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2                        4.960     6/12/2010          1,065,000            1,068,255
MMCA Automobile Trust 2002-1 Cl B                                      5.370     1/15/2010            315,866              315,596
Morgan Stanley ABS Capital I 2005-WMC2 A2A (a)                         3.910     2/25/2035            683,564              683,640
Morgan Stanley ABS Capital I 2005-WMC6 A2A (a)                         3.940     7/25/2035          1,061,653            1,061,629
Morgan Stanley Home Equity Loans 2005-2 A2A (a)                        3.920     5/25/2035            662,271              661,807
Nomura Asset Acceptance Corp. 2005-AP2 A5 (a)                          4.976     5/25/2035            950,000              929,166
Nomura Asset Acceptance Corp. 2005-WF1 2A5                             5.159     3/25/2035            880,000              868,395
Opteum Mortgage Acceptance Corp. 2005-1 A2 (a)                         3.970     2/25/2035            523,269              523,259
Origen Manufactured Housing 2005-A A1                                  4.060     7/15/2013          1,800,228            1,792,401
Park Place Securities,Inc. 2005-WHQ1 A3A (a)                           3.940     3/25/2035          1,439,896            1,440,309
Residential Asset Mortgage Products, Inc 2005-RS2 AII1 (a)             3.940     2/25/2035            781,380              781,612
Residential Asset Mortgage Products, Inc. 2004-RS12 AII1 (a)           3.960     6/25/2027          1,557,422            1,557,988
Residential Asset Mortgage Products, Inc. 2005-RS3 AI1 (a)             3.930     3/25/2035          1,800,251            1,800,493
Residential Asset Securities Corp. 2004-KS10 AI1 (a)                   4.000    10/25/2013            623,913              624,037
Residential Asset Securities Corp. 2005-EMX3 AI1 (a)                   3.940     9/25/2035          1,500,000            1,500,000
Residential Asset Securities Corp.2005-EMX1 AI1 (a)                    3.930     3/25/2035            954,645              954,805
Saxon Asset Securities Trust 2005-3 A2A (a)                            3.960    10/25/2035          1,425,000            1,425,000
Specialty Underwriting & Residential Finance 2004-BC4 A2A (a)          3.980    10/25/2035          1,546,914            1,547,291
Specialty Underwriting & Residential Finance 2005-BC1 A1A (a)          3.940    12/25/2035            755,942              756,018
Structured Adjustable Rate Mortgage Loan 2005-8XS A1 (a)               3.930     4/25/2035          1,965,656            1,965,656
Vanderbilt Mortgage Finance 1999-A 1A6                                 6.750     3/7/2029           1,110,000            1,168,317
Washington Mutual 2003-AR10 A6 (a)                                     4.074    10/25/2033          1,800,000            1,766,802
Washington Mutual 2004-AR9 A7                                          4.196     8/25/2034          1,250,000            1,229,099
Washington Mutual 2005-AR4 A4B                                         4.684     4/25/2035            450,000              445,219
WFS Financial Owner Trust 2003-3 A4                                    3.250     5/20/2011          2,425,000            2,387,847
WFS Financial Owner Trust 2004-1 D                                     3.170     8/22/2011          1,140,906            1,124,238
WFS Financial Owner Trust 2004-4 C                                     3.210     5/17/2012          1,583,249            1,555,192
WFS Financial Owner Trust 2004-4 C A2                                  2.500    12/17/2007            719,692              716,301
WFS Financial Owner Trust 2005-2 B                                     4.570    11/19/2012            675,000              672,467
                                                                                                                      ------------
Total Asset Backed (Cost $84,336,266)                                                                                   83,883,274
                                                                                                                      ------------
Collateralized Mortgage Obligations - 1.9%
Crown Castle Towers LLC, 2005-1A D 144A                                5.612     6/15/2035            540,000              530,971
GNMA 2003-48 AC                                                        2.712     2/16/2020          2,136,221            2,054,859
GNMA 2003-72 A                                                         3.206     4/16/2018          2,171,473            2,108,847
GNMA 2003-88 AC                                                        2.914     6/16/2018          1,574,642            1,515,900
GNMA 2003-96 B                                                         3.607     8/16/2018            615,000              599,128
GNMA 2004-12A                                                          3.110     1/16/2019          1,129,774            1,085,303
GNMA 2004-25 AC                                                        3.377     1/16/2023            849,176              820,618
Structured Asset Mortgage Investments, Inc. 1998-2 B                   6.750     4/30/2030             51,127               50,857
                                                                                                                      ------------
Total Collateralized Mortgage Obligations (Cost $9,029,033)                                                              8,766,483
                                                                                                                      ------------
Corporate - 30.2%
Banking - 4.5%
Amsouth Bank NA/Birmingham AL                                          4.850     4/1/2013           1,100,000            1,091,488
Chevy Chase Bank FSB                                                   6.875     12/1/2013          1,370,000            1,407,675
City National Corp.                                                    5.125     2/15/2013            940,000              940,302
Export-Import Bank of Korea                                            4.500     8/12/2009            895,000              883,629
JPMorgan Chase & Co.                                                   5.125     9/15/2014          1,600,000            1,595,976
MBNA Corp                                                              6.125     3/1/2013           1,575,000            1,680,361
Provident Capital Trust I                                              8.600     12/1/2026            590,000              632,733
Rabobank Capital Funding Trust III 144A                                5.254    10/15/2049          1,450,000            1,444,658
Regions Financial Corp.                                                6.375     5/15/2012          1,000,000            1,079,490
Regions Financial Corp. (a)                                            3.827     8/8/2008           1,675,000            1,674,586
Sumitomo Mitsui Banking 144A (a)                                       5.625     7/15/2049            675,000              671,755
Union Planters Corp.                                                   4.375     12/1/2010            525,000              513,896
Union Planters Corp.                                                   7.750     3/1/2011           1,965,000            2,231,609
US Bank NA (a)                                                         3.773     9/29/2006          2,625,000            2,625,270
Wells Fargo & Co.                                                      6.375     8/1/2011             850,000              910,459
Zions Bancorporation                                                   6.000     9/15/2015          1,145,000            1,215,566
                                                                                                                      ------------
                                                                                                                        20,599,453
                                                                                                                      ------------
Basic Materials - 2.7%
Cabot Corp. 144A                                                       5.250     9/1/2013             900,000              889,398
Georgia-Pacific Corp.                                                  8.875     2/1/2010           1,100,000            1,226,500
Georgia-Pacific Corp.                                                  8.000     1/15/2024            980,000            1,080,450
ICI Wilmington, Inc.                                                   4.375     12/1/2008            335,000              329,347

ICI Wilmington, Inc.                                                   5.625     12/1/2013          1,365,000            1,377,767
International Flavors & Fragrances, Inc.                               6.450     5/15/2006            950,000              959,703
International Steel Group, Inc.                                        6.500     4/15/2014          1,045,000            1,034,550
Lubrizol Corp.                                                         4.625     10/1/2009            930,000              914,230
Lubrizol Corp.(b)                                                      6.500     10/1/2034          1,400,000            1,467,851
RPM International, Inc.                                                4.450    10/15/2009            645,000              625,338
RPM International, Inc.                                                6.250    12/15/2013          1,145,000            1,183,385
Westvaco Corp.                                                         7.950     2/15/2031            525,000              624,110
Weyerhaeuser Co. (b)                                                   7.375     3/15/2032            530,000              599,546
                                                                                                                      ------------
                                                                                                                        12,312,175
                                                                                                                      ------------
Communications - 2.2%
Comcast Corp. (b)                                                      5.500     3/15/2011            325,000              331,195
New Cingular Wireless Services, Inc.                                   8.750     3/1/2031             430,000              580,413
News America Holdings Inc.                                             7.700    10/30/2025          1,000,000            1,169,375
SBC Communications, Inc.                                               5.625     6/15/2016            710,000              725,799
Sprint Capital Corp.                                                   8.750     3/15/2032          1,720,000            2,306,396
TCI Communications, Inc.                                               7.875     2/15/2026            825,000              984,569
Time Warner, Inc.                                                      6.750     4/15/2011          1,100,000            1,181,310
Univision Communications, Inc. (b)                                     7.850     7/15/2011            917,000            1,018,417
Verizon Global Funding Corp.                                           7.750     6/15/2032            575,000              701,901
Verizon Global Funding Corp.                                           5.850     9/15/2035          1,170,000            1,150,633
                                                                                                                      ------------
                                                                                                                        10,150,008
                                                                                                                      ------------
Consumer Cyclical - 1.2%
Caesars Entertainment, Inc.                                            8.500    11/15/2006            520,000              540,247
Caesars Entertainment, Inc.                                            8.875     9/15/2008            900,000              984,375
DaimlerChrysler NA Holding Corp.                                       4.875     6/15/2010            380,000              372,407
DaimlerChrysler NA Holding Corp. (b)                                   8.500     1/18/2031            325,000              393,478
Darden Restaurants                                                     6.000     8/15/2035            650,000              613,852
Heinz (H.J.) Co. 144A (a)                                              6.189     12/1/2005          1,105,000            1,107,873
Mohegan Tribal Gaming Authority                                        8.000     4/1/2012             840,000              886,200
Station Casinos, Inc.                                                  6.000     4/1/2012             850,000              848,938
                                                                                                                      ------------
                                                                                                                         5,747,370
                                                                                                                      ------------
Consumer Noncyclical - 2.2%
Altria Group, Inc.                                                     7.000     11/4/2013            900,000              985,107
Aramark Services, Inc.                                                 7.000     7/15/2006          2,290,000            2,320,704
Aramark Services, Inc.                                                 7.000     5/1/2007           1,225,000            1,261,541
Kroger Co.                                                             7.250     6/1/2009             600,000              641,099
Kroger Co.                                                             8.000     9/15/2029            955,000            1,114,725
RR Donnelley & Sons Co.                                                4.950     4/1/2014           1,710,000            1,643,512
Safeway, Inc.                                                          7.250     2/1/2031             830,000              877,830
Stater Brothers Holdings (b)                                           8.125     6/15/2012            865,000              854,188
Wyeth                                                                  5.500     3/15/2013            555,000              569,186
                                                                                                                      ------------
                                                                                                                        10,267,892
                                                                                                                      ------------
Energy - 1.1%
Amerada Hess Corp.                                                     6.650     8/15/2011            500,000              540,245
Amerada Hess Corp.                                                     7.300     8/15/2031            865,000            1,009,154
Halliburton Co.                                                        5.500    10/15/2010            550,000              567,960
Southern Natural Gas Co.                                               6.700     10/1/2007          1,910,000            1,933,453
XTO Energy, Inc.                                                       7.500     4/15/2012          1,220,000            1,374,219
                                                                                                                      ------------
                                                                                                                         5,425,031
                                                                                                                      ------------
Financial - 7.7%
Archstone-Smith Operating Trust                                        5.000     8/15/2007            850,000              853,245
Archstone-Smith Operating Trust REIT                                   5.250     5/1/2015             200,000              199,029
Arden Realty LP REIT                                                   5.200     9/1/2011             780,000              771,067
ASIF Global Financing 144A                                             3.850    11/26/2007            870,000              854,362
Bear Stearns Cos., Inc.                                                4.500    10/28/2010            905,000              891,123
Boeing Capital Corp.                                                   7.375     9/27/2010          1,055,000            1,176,996
Boston Properties LP                                                   5.625     4/15/2015            675,000              689,790
CIT Group, Inc.                                                        4.750     8/15/2008            985,000              985,272
Countrywide Home Loans, Inc.                                           4.000     3/22/2011            604,000              573,792
Credit Suisse FB USA, Inc.                                             5.125     8/15/2015          1,000,000              996,414
Duke Really LP                                                         5.875     8/15/2012          1,150,000            1,181,718
Duke Realty LP                                                         7.750    11/15/2009            915,000            1,005,873
Duke Realty LP                                                         6.950     3/15/2011             25,000               26,970
EOP Operating LP                                                       7.000     7/15/2011          1,100,000            1,200,297
Erac USA Finance Co. 144A                                              7.950    12/15/2009          1,000,000            1,110,388
ERP Operating LP                                                       6.625     3/15/2012            200,000              216,449
ERP Operating LP                                                       5.125     3/15/2016            735,000              724,007
Ford Motor Credit Co MTN                                               7.750     2/15/2007            500,000              506,057
Ford Motor Credit Co.                                                  7.200     6/15/2007            905,000              910,178
Ford Motor Credit Corp. (b)                                            6.500     1/25/2007            750,000              750,872
General Motors Acceptance Corp.                                        6.125     2/1/2007             600,000              596,474
Glencore Funding LLC 144A                                              6.000     4/15/2014          1,320,000            1,250,454
Goldman Sachs Group, Inc.                                              5.700     9/1/2012           1,335,000            1,384,638
Healthcare Realty Trust, Inc.                                          8.125     5/1/2011             540,000              604,101
HSBC Finance Corp.                                                     4.750     4/15/2010            765,000              762,071
International Lease Finance Corp.                                      4.750     1/13/2012            900,000              883,335
Jefferies Group, Inc.                                                  7.750     3/15/2012          1,920,000            2,141,948
John Deere Capital Corp.                                               4.400     7/15/2009            665,000              657,458
Lehman Brothers E-Capital Trust I 144A                                 4.590     8/19/2065            250,000              250,512
Leucadia National Corp.                                                7.000     8/15/2013          1,160,000            1,165,800
Mack-Cali Realty LP REIT                                               5.050     4/15/2010            350,000              348,371
Mack-Cali Realty LP REIT                                               5.125     1/15/2015            550,000              538,504
MassMutual Global Funding II 144A                                      3.800     4/15/2009            650,000              632,370
Mizuho JGB Investment 144A (a)                                         9.870     8/30/2049            975,000            1,087,771
Morgan Stanley                                                         4.750     4/1/2014           1,350,000            1,302,433
Principal Life Income Funding Trusts (a)                               3.609    10/14/2005          1,935,000            1,934,768
Regency Centers LP 144A                                                5.250     8/1/2015             300,000              297,358
Residential Capital Corp. 144A                                         6.375     6/30/2010          1,990,000            2,016,027
Resona Bank Ltd. 144a (b)                                              5.850     1/10/2049          1,015,000            1,001,791
Simon Property Group LP                                                4.875     8/15/2010            795,000              791,448
                                                                                                                      ------------
                                                                                                                        35,271,531
                                                                                                                      ------------
Industrial - 2.6%
American Standard, Inc.                                                7.375     2/1/2008             500,000              525,757
American Standard, Inc.                                                7.625     2/15/2010          1,000,000            1,097,120
Enterprise Products Operations                                         6.650    10/15/2034          1,750,000            1,795,621
L-3 Communications Corp.                                               7.625     6/15/2012          1,450,000            1,522,500
L-3 Communications Corp. 144A                                          6.375    10/15/2015            240,000              241,800
Northrop Grumman Corp.                                                 7.125     2/15/2011            545,000              602,301
Raytheon Co.                                                           6.750     8/15/2007            248,000              256,266
Raytheon Co.                                                           5.500    11/15/2012            380,000              390,999
Republic Services, Inc.                                                6.086     3/15/2035          1,450,000            1,473,126
Sealed Air Corp. 144A                                                  5.625     7/15/2013            570,000              571,566
Southern Peru Copper Corp. 144A                                        7.500     7/27/2035            590,000              591,306

Waste Management, Inc.                                                 6.875     5/15/2009          1,220,000            1,298,051
Waste Management, Inc.                                                 7.375     8/1/2010             275,000              302,405
Waste Management, Inc.                                                 7.000     7/15/2028            900,000            1,013,287
Waste Management, Inc.                                                 7.375     5/15/2029             35,000               40,688
                                                                                                                      ------------
                                                                                                                        11,722,793
                                                                                                                      ------------
Services - 2.2%
ACE Capital Trust II                                                   9.700     4/1/2030             405,000              534,052
AON Corp.                                                              8.205     1/1/2027             650,000              745,391
Coventry Health Care,Inc.                                              5.875     1/15/2012          1,145,000            1,162,175
CVS Corp.                                                              4.000     9/15/2009            360,000              349,995
Harrahs Operating Co., Inc.                                            8.000     2/1/2011             825,000              922,436
May Dept Stores                                                        6.650     7/15/2024          1,145,000            1,192,480
Medco Health Solutions Inc.                                            7.250     8/15/2013            310,000              341,648
Metlife, Inc.                                                          5.000     6/15/2015          2,150,000            2,122,265
MGM Mirage, Inc.                                                       6.000     10/1/2009            410,000              404,875
Nextel Communications, Inc.                                            5.950     3/15/2014            565,000              578,372
Nippon Life Insurance 144A                                             4.875     8/9/2010           1,000,000              990,637
Nuveen Investments Inc.                                                5.000     9/15/2010            600,000              594,031
                                                                                                                      ------------
                                                                                                                         9,938,357
                                                                                                                      ------------
Transportation - 1.0%
CSX Corp.                                                              6.250    10/15/2008            865,000              900,022
Fedex Corp.                                                            2.650     4/1/2007           1,090,000            1,059,288
Norfolk Southern Corp.                                                 6.750     2/15/2011            325,000              354,140
Ryder System, Inc.                                                     5.000     6/15/2012            720,000              702,729
Union Pacific Corp.                                                    3.875     2/15/2009          1,400,000            1,360,568
                                                                                                                      ------------
                                                                                                                         4,376,747
                                                                                                                      ------------
Technology - 0.1%
Freescale Semiconductor Inc.                                           6.875     7/15/2011            335,000              351,750
                                                                                                                      ------------
Utilities - 2.7%
Appalachian Power Co.                                                  5.950     5/15/2033            450,000              456,156
Assurant, Inc.                                                         6.750     2/15/2034            600,000              645,430
Consumers Energy Co.                                                   5.375     4/15/2013            995,000            1,005,839
Dominion Resources, Inc.                                               7.195     9/15/2014          1,380,000            1,550,923
Dominion Resources, Inc. (a)                                           4.300     9/28/2007          1,140,000            1,139,688
FirstEnergy Corp.                                                      6.450    11/15/2011            650,000              692,097
FPL Energy National Wind 144A                                          5.608     3/10/2024            224,809              223,426
Nevada Power Co.                                                       5.875     1/15/2015            275,000              271,055
Niagara Mohawk Power Corp. (b)                                         7.750     10/1/2008          1,000,000            1,081,833
Nisource Finance Corp.                                                 5.250     9/15/2017            800,000              781,947
Oneok, Inc. (b)                                                        5.200     6/15/2015            475,000              470,404
Pacific Gas & Electric Co.                                             3.600     3/1/2009             550,000              531,247
Pepco Holdings, Inc.                                                   5.500     8/15/2007            850,000              860,645
Public Service Co. of Colorado                                         4.375     10/1/2008            930,000              920,919
Southern California Edison Co. (a)                                     3.870     1/13/2006          1,550,000            1,550,987
                                                                                                                      ------------
                                                                                                                        12,182,596
                                                                                                                      ------------
Total Corporate (Cost $137,897,690)                                                                                    138,345,703
                                                                                                                      ------------
Municipal Bonds - 0.9%
Badger Tob Asset Securitization Corp. Wis                              6.125     6/1/2027             920,000              982,128
Golden State Tobacco Securitization Corp.                              5.000     6/1/2021           1,360,000            1,381,706
Sacramento County California Pension Funding (C)                       0.000     7/10/2030          1,675,000            1,620,948
                                                                                                                      ------------
Total Municipal Bonds (Cost $ 3,696,386)                                                                                 3,984,782
                                                                                                                      ------------
Sovereign Bonds - 1.5%
Argentina Bonos (a)                                                    1.162     8/3/2012             650,000              521,625
Banco Nacional de Desenvolvimento Economico e Social (a)               6.974     6/16/2008          1,325,000            1,325,000
Republic of El Salvador 144A                                           8.500     7/25/2011            870,000            1,002,675
Republic of Peru                                                       7.350     7/21/2025            400,000              424,000
Republic of South Africa                                               9.125     5/19/2009          1,485,000            1,691,044
Ukraine Government 144A (a)                                            5.330     8/5/2009             545,000              593,369
United Mexican States (b)                                              6.750     9/27/2034          1,045,000            1,112,925
                                                                                                                      ------------
Total Sovereign Bonds (Cost $ 6,521,827)                                                                                 6,670,638
                                                                                                                      ------------
Yankee Bonds - 4.2%
Amvescap PLC                                                           5.375     2/27/2013          1,090,000            1,093,796
Bombardier, Inc. 144A (b)                                              6.300     5/1/2014           2,090,000            1,849,650
British Sky Broadcasting PLC                                           6.875     2/23/2009            115,000              121,906
British Sky Broadcasting PLC                                           8.200     7/15/2009          1,055,000            1,170,780
Celulosa Arauco y Constitucion SA                                      5.125     7/9/2013             935,000              903,961
Celulosa Arauco y Constitucion SA 144A                                 5.625     4/20/2015            215,000              213,227
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)                          5.506     2/15/2049          1,235,000            1,188,729
Deutsche Telekom International Finance BV                              8.750     6/15/2030          1,320,000            1,704,145
Donohue Forest Products                                                7.625     5/15/2007          1,560,000            1,614,600
Falconbridge Ltd.                                                      5.375     6/1/2015             100,000               97,257
Falconbridge Ltd.                                                      6.000    10/15/2015            480,000              489,112
France Telecom SA                                                      9.750     3/1/2031             420,000              562,865
Ispat Inland Ulc                                                       9.750     4/1/2014             330,000              382,800
Northern Rock PLC 144A                                                 5.600     4/30/2014            640,000              646,564
Pearson Dollar Finance PLC 144A                                        4.700     6/1/2009             875,000              868,462
Petro-Canada                                                           5.000    11/15/2014            920,000              911,463
Sappi Papier Holding AG 144A                                           6.750     6/15/2012          1,076,000            1,094,474
St. George Bank Ltd. 144A                                              5.300    10/15/2015            890,000              906,623
Teck Cominco Ltd.                                                      7.000     9/15/2012          1,465,000            1,601,134
Telecom Italia Capital SA                                              4.875     10/1/2010          1,000,000              990,452
Tyco International Group SA                                            6.000    11/15/2013            915,000              966,600
                                                                                                                      ------------
Total Yankee Bonds (Cost $ 19,302,677)                                                                                  19,378,600
                                                                                                                      ------------
Pass Thru Securities - 33.8%
Non-Agency Pass Thru Securities - 3.5%
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                4.240     8/13/2039          1,890,000            1,835,304
Calwest Industrial Trust 2002-CALW A 144A                              6.127     2/15/2017          2,120,000            2,257,150
Capco America Securitization Corp. 1998-D7 A1B                         6.260    10/15/2030          1,155,000            1,202,672
DLJ Commercial Mortgage Corp. 1998-CF2 B1                              7.277    11/12/2031          2,350,000            2,486,318
First Chicago/Lennar Trust 1997-CHL1 D 144A (a)                        7.672     4/29/2039          3,995,001            4,054,926
Lehman Brothers 2004-LLFA A1 144A (a)                                  3.898    10/15/2017          2,904,690            2,904,074
Mach One Trust 2004-1A A1 144A                                         3.890     5/28/2040          1,098,465            1,074,801
                                                                                                                      ------------
                                                                                                                        15,815,245
                                                                                                                      ------------
Agency Pass Thru Securities - 30.3%
FHLMC Gold                                                             4.000     10/1/2009            589,541              581,109
FHLMC Gold                                                             7.000     11/1/2031            181,427              189,589
FHLMC Gold                                                             7.000     11/1/2031            162,279              169,579
FHLMC Gold                                                             6.000     10/1/2033          2,321,602            2,362,358
FHLMC Gold                                                             5.500     1/1/2034             958,455              959,017
FHLMC Gold                                                             5.500     3/1/2034             337,793              337,991

FNMA                                                                   4.000     5/1/2010           2,195,845            2,154,307
FNMA                                                                   3.640     6/1/2010           2,665,000            2,524,115
FNMA                                                                   3.530     7/1/2010           1,183,348            1,123,845
FNMA                                                                   5.139    12/25/2011            960,157              974,980
FNMA                                                                   8.500     6/1/2012              32,011               33,322
FNMA                                                                   5.000     1/1/2019             475,725              474,641
FNMA                                                                   5.500     11/1/2024          1,795,802            1,806,588
FNMA                                                                   5.500     1/1/2025           4,653,486            4,681,436
FNMA                                                                   7.500     11/1/2029                875                  927
FNMA                                                                   5.500     5/1/2033           1,089,399            1,089,904
FNMA                                                                   5.500     1/1/2034             845,101              845,493
FNMA                                                                   5.500     1/1/2034           2,105,622            2,106,598
FNMA (TBA) (d)                                                         4.500     10/1/2020         19,850,000           19,434,381
FNMA (TBA) (d)                                                         5.500     10/1/2020         13,500,000           13,694,063
FNMA (TBA) (d)                                                         6.000     10/1/2020          6,785,000            6,975,828
FNMA (TBA) (d)                                                         5.000     10/1/2035         17,800,000           17,749,946
FNMA (TBA) (d)                                                         5.000     10/1/2035         28,660,000           28,050,975
FNMA (TBA) (d)                                                         5.500     10/1/2035         14,665,000           14,655,834
FNMA (TBA) (d)                                                         6.000     10/1/2035          3,650,000            3,710,451
GNMA                                                                   9.000     2/15/2021             19,865               21,791
GNMA                                                                   6.500     8/15/2032            233,560              243,013
GNMA 2004-43 A                                                         2.822    12/16/2019          1,300,794            1,246,743
GNMA 2004-51 A                                                         4.145     2/16/2018          1,965,264            1,934,939
GNMA 2004-57 A                                                         3.022     1/16/2019            953,479              918,072
GNMA 2004-67 A                                                         3.648     9/16/2017            956,970              933,620
GNMA 2004-77 A                                                         3.402     3/16/2020            831,298              805,033
GNMA 2004-97 AB                                                        3.084     4/16/2022          1,940,322            1,862,824
GNMA 2005-32 B                                                         4.385     8/16/2030          1,365,000            1,345,862
GNMA 2005-9 A                                                          4.026     5/16/2022          1,737,385            1,702,768
GNR 2005-29 A                                                          4.016     7/16/2027          1,120,949            1,096,124
                                                                                                                      ------------
                                                                                                                       138,798,066
                                                                                                                      ------------
Total Pass Thru Securities (Cost $155,937,283)                                                                         154,613,311
                                                                                                                      ------------
U.S. Treasury Obligations - 18.9%
U.S. Treasury Bond                                                     5.250    11/15/2028          8,940,000            9,738,315
U.S. Treasury Bond (b)                                                 6.250     5/15/2030          3,580,000            4,445,214
U.S. Treasury Inflation-Indexed Bond (b)                               3.375     1/15/2007          8,773,649            9,073,532
U.S. Treasury Inflation-Indexed Bond (b)                               0.875     4/15/2010         16,268,284           15,852,678
U.S. Treasury Note                                                     3.500     2/15/2010          5,095,000            4,949,115
U.S. Treasury Note (b)                                                 3.625     4/30/2007         22,150,000           21,963,098
U.S. Treasury Note (b)                                                 3.000     7/15/2012          1,972,179            2,146,131
U.S. Treasury Note (b)                                                 4.250     8/15/2013          4,305,000            4,290,199
U.S. Treasury Note (b)                                                 4.750     5/15/2014         13,829,000           14,247,106
                                                                                                                      ------------
Total U.S. Treasury Obligations (Cost $ 87,027,803)                                                                     86,705,388
                                                                                                                      ------------
Foreign Denominated - 3.1%
Euro - 0.9%
Deutsche Republic                                                      4.125     7/4/2008    EUR    1,655,000            2,075,326
Deutsche Republic                                                      4.500     1/4/2013           1,620,000            2,142,175
                                                                                                                      ------------
                                                                                                                         4,217,501
                                                                                                                      ------------
Mexico - 0.3%
Mexican Fixed Rate Bonds                                               9.000    12/22/2011   MXN   12,200,000            1,162,488
                                                                                                                      ------------
Sweden - 1.9%
Swedish Government                                                     5.250     3/15/2011   SEK   60,405,000            8,755,252
                                                                                                                      ------------
Total Foreign Denominated (Cost $13,886,586)                                                                            14,135,241
                                                                                                                      ------------
TOTAL BONDS AND NOTES (COST $517,635,551)                                                                              516,483,420
                                                                                                                      ------------
Convertible Preferred Stocks - 0.6%
Equity Office Properties Trust CVT Pfd REIT (Cost $ 2,513,200)                               USD       50,600            2,574,275
                                                                                                                      ------------

                                                                                                  Contract Size
                                                                                                  -------------
PURCHASED OPTIONS-0.0%
U.S. Treasury Note 4.125% Put, Strike Price 97.843, 11/08/05                                           44,600               26,481
U.S. Treasury Note 4.125% Call, Strike Price 100.093, 11/16/05                                         46,000               21,922
                                                                                                                      ------------
TOTAL PURCHASED OPTIONS (COST$100,444)                                                                                      48,403
                                                                                                                      ------------
SHORT TERM INVESTMENTS - 7.3%
U.S. Government Agency - 5.5%
FHLMC Discount Note (b) (e)                                            3.660    10/18/2005         13,500,000           13,476,667
FNMA Discount Note  (e)                                                3.490    10/18/2005         12,000,000           11,980,223
                                                                                                                      ------------
                                                                                                                        25,456,890
                                                                                                                      ------------
U.S. Treasury Bill - 1.8%
U.S. Treasury Bill  (b) (e)                                            3.200    10/27/2005          4,600,000            4,589,352
U.S. Treasury Bill  (b) (e)                                            3.050     11/3/2005          3,500,000            3,490,215
U.S. Treasury Bill  (e) (f)                                            3.340    12/15/2005            100,000               99,343
                                                                                                                      ------------
                                                                                                                         8,178,910
                                                                                                                      ------------
TOTAL SHORT TERM INVESTMENTS (COST $33,635,761)                                                                         33,635,800
                                                                                                                      ------------

                                                                                                      Shares
                                                                                                      ------
INVESTMENT OF CASH COLLATERAL - 20.4%
BlackRock Cash Strategies L.L.C (Cost $93,630,784)                     3.930                       93,630,784           93,630,784
                                                                                                                      ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $647,515,740)                                                                     646,372,682
                                                                                                                      ------------
AFFILIATED INVESTMENTS - 1.3%
Dreyfus Institutional Preferred Plus Money Market Fund (g)
 (Cost $5,778,702)                                                     3.730                        5,778,702            5,778,702
                                                                                                                      ------------
TOTAL INVESTMENTS - 142.4% (Cost $653,294,442)                                                                         652,151,384
                                                                                                                      ------------
OTHER ASSETS, LESS LIABILITIES - (42.4%)                                                                              (194,235,803)
                                                                                                                      ------------
NET ASSETS - 100%                                                                                                     $457,915,581
                                                                                                                      ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At the end of the period the value of these securities amountied to $41,664,655 or 9.1% of net assets.
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
REIT-Real Estate Investment Trust
TBA-To Be Announced
EUR-Euro
MXN-Mexican Peso
SEK-Swedish Krona
(a) Variable Rate Security; rate indicated as of 09/30/2005.
(b) Security, or a portion of thereof, was on loan at September 30, 2005.
(c) Zero coupon security.
(d) Delayed delivery security.
(e) Rate noted is yield to maturity
(f) Denotes all of part of security pledged as collateral.
(g) Affiliated institutional money market fund.

At September 30, 2005 the Portfolio held the following futures contracts:

                                                                                             Underlying
                                                                     Expiration              Face Amount                Unrealized
Contract                                     Position                   Date                  at Value                  Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (10 Contracts)       Long                  12/20/2005              $1,074,063                  $ (5,490)
U.S. Long Bond CBT (50 Contracts)              Long                  12/20/2005               5,548,047                   (52,074)
                                                                                             -------------------------------------
                                                                                             $6,622,110                  $(57,564)
                                                                                             =====================================

At September 30, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                                                                     Value at
                                                              Contract Value       September 30,         Amount to        Unrealized
Contracts to Deliver     Local Principal Amount                   Date                 2005              Receive         Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Euro                                            3,891,486       10/3/2005          $ 4,675,231         $ 4,675,620         $    389
Euro                                            4,990,000      12/21/2005            6,020,947           6,160,180          139,233
Swedish Krona                                  69,700,000      12/21/2005            9,046,434           9,355,077          308,643
                                                                                   -------------------------------------------------
Total                                                                              $19,742,612         $20,190,877         $448,265
                                                                                   =================================================

                                                                                     Value at
                                                              Contract Value       September 30,         Amount to        Unrealized
Contracts to Receive     Local Principal Amount                   Date                 2005              Deliver         Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Euro                                            3,890,000      12/21/2005          $ 4,693,684         $ 4,696,786         $ (3,102)
                                                                                   =================================================
Total

At September 30th, 2005, the Portfolio held the following open swap agreements:
Credit Default Swaps

                                                                                                                        Unrealized
                                                                      Buy/Sell   Pay/Receive  Expiration    Notional   Appreciation/
Counterparty                    Reference Entity                     Protection   Fixed Rate     Date        Amount   (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns    Altria Group, Inc. 7.000% due 11/04/2013                Sell        1.200%    6/20/2010   $ 1,370,000    $ 14,659
Citigroup       CenturyTel, Inc. 7.875% due 8/15/2012                   Buy         1.160%    9/20/2015       853,000        (174)
Citigroup       CenturyTel, Inc. 7.875% due 8/15/2012                   Buy         1.190%    9/20/2015     1,920,000      (4,723)
Citigroup       Dow Jones CDX.NA.IG.4  7-10% tranche                    Buy         0.705%    6/20/2010     3,277,000     (60,466)
Citigroup       Dow Jones CDX.NA.IG.4  7-10% tranche                    Buy         0.685%    6/20/2010       470,000      (8,274)
Citigroup       Washington Mutual, Inc., 4.000% due 1/15/2009           Sell        0.530%    3/20/2015     2,305,000     (12,134)
Goldman         Consolidated Natural Gas Co., 6.000% due 10/15/2010     Sell        0.200%    3/20/2006    13,670,000       9,672
JPMorgan        Cooper Tire & Rubber Co., 7.750% due 12/15/2009         Buy         1.070%    9/20/2010     2,230,000      66,805
Morgan Stanley  CenturyTel, Inc. 7.875% due 8/15/2012                   Buy         1.150%    9/20/2015       247,000         136
Morgan Stanley  Dow Jones CDX.NA.IG.4  7-10% tranche                    Buy         0.685%    6/20/2010       470,000      (7,877)
Morgan Stanley  MBIA Inc. 6.625% due 10/1/2028                          Sell        0.780%    6/20/2010     2,350,000      28,281
                                                                                                          ----------------------
                                                                                                          $29,162,000     $25,905
                                                                                                          =======================

Interest Rate Swaps

                                                                                                                        Unrealized
                                                                    Pay/Receive               Expiration    Notional   Appreciation/
Counterparty            Floating Rate Index                        Floating Rate  Fixed Rate     Date        Amount   (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch           USD - LIBOR -  BBA                            Pay        4.1725%    5/13/2008   $23,575,000    $(166,369)
Merrill Lynch           USD - LIBOR -  BBA                          Receive      4.6425%    5/13/2015    23,575,000      (67,052)
                                                                                                          ------------------------
                                                                                                          $47,150,000    $(233,421)
                                                                                                          ========================

September 30, 2005, the Fund held the following written option contracts:

Wriiten Put Options                                                  Contracts       Value
-------------------------------------------------------------------------------------------
U.S. Treasury Note 4.125% Put, Strike Price 96.328, 11/8/05              1           13,938
U.S. Treasury Note 4.25% Put, Strike Price 99.046875, 12/7/05            1           54,389
                                                                     ----------------------
(premiums received $102,644)                                             2           68,327
                                                                     ======================

Wriiten Call Options                                                 Contracts       Value
-------------------------------------------------------------------------------------------
U.S. Treasury Note 4.25% Call, Strike Price 101.546, 11/16/05            1           13,656
U.S. Treasury Note 4.25% Call, Strike Price 102.796, 12/7/05             1           10,170
                                                                     ----------------------
(premiums received $68,738)                                              2           23,826
                                                                     ======================

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio
           Schedule of Investments - September 30, 2005 (Unaudited)

Security Description                                                     Rate     Maturity            Par Value              Value
----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 95.0%
BONDS AND NOTES - 94.6%
Collateralized Mortgage Obligation - 0.4%
Crown Castle Towers LLC, 2005-1A D 144A (Cost $320,000)                 5.612    6/15/2035   USD        320,000      $     314,649
                                                                                                                     -------------
Corporate - 8.8%
Basic Materials - 0.4%
Freeport-McMoRan Copper & Gold, Inc.                                   10.125     2/1/2010              130,000            143,650
Georgia-Pacific Corp.                                                   8.875     2/1/2010              115,000            128,225
                                                                                                                     -------------
                                                                                                                           271,875
                                                                                                                     -------------
Communications - 1.8%
COX Communications Inc.                                                 7.125    10/1/2012              295,000            320,897
Dex Media West LLC/Dex Media Finance Co.                                8.500    8/15/2010               70,000             74,025
Dex Media West LLC/Dex Media Finance Co.                                9.875    8/15/2013               69,000             76,159
DirecTV Holdings LLC                                                    8.375    3/15/2013               78,000             85,118
News America Holdings, Inc.                                             9.250     2/1/2013              180,000            222,322
Qwest Corp. 144A (a)                                                    7.120    6/15/2013              175,000            182,000
RH Donnelley Finance Corp. 144A                                         8.875   12/15/2010               50,000             53,625
Salem Communications Corp.                                              7.750   12/15/2010               90,000             93,713
Univision Communications, Inc.                                          7.850    7/15/2011              200,000            222,119
                                                                                                                     -------------
                                                                                                                         1,329,978
                                                                                                                     -------------
Consumer Cyclical - 0.3%
Mohegan Tribal Gaming Authority                                         8.000     4/1/2012              100,000            105,500
Office Depot, Inc.                                                      6.250    8/15/2013               30,000             30,928
Yum! Brands, Inc.                                                       8.875    4/15/2011               75,000             88,838
                                                                                                                     -------------
                                                                                                                           225,266
                                                                                                                     -------------
Consumer Noncyclical - 0.1%
Southern Natural Gas Co.                                                8.875    3/15/2010              100,000            108,091

Electrical - 0.2%
Nisource Finance Corp.                                                  6.150     3/1/2013              150,000            158,838

Energy - 0.2%
Halliburton Co.                                                         5.500    10/15/2010             125,000            129,082

Financial - 3.7%
ACE Capital Trust II                                                    9.700     4/1/2030              195,000            257,136
Boston Properties, Inc.                                                 6.250    1/15/2013               85,000             90,078
Chevy Chase Bank FSB                                                    6.875    12/1/2013              295,000            303,113
Duke Realty Corp REIT                                                   5.250    1/15/2010              175,000            176,768
Glencore Funding LLC 144A                                               6.000    4/15/2014               95,000             89,995
International Lease Finance Corp.                                       5.000    4/15/2010              180,000            180,639
Jefferies Group, Inc.                                                   5.500    3/15/2016              110,000            107,982
Lehman Brothers E-Capital Trust I 144A                                  4.590    8/19/2065              100,000            100,205
MBIA, Inc.                                                              5.700    12/1/2034              150,000            145,361
Nordea Bank 144A                                                        7.500    1/30/2007              445,000            459,904
Residential Capital Corp. 144A                                          6.375    6/30/2010               75,000             75,981
Residential Capital Corp. 144A                                          6.875    6/30/2015              130,000            136,033
Residential Capital Corp. 144A (a)                                      5.385    6/29/2007              230,000            231,903
Washington Mutual, Inc.                                                 4.625     4/1/2014              365,000            349,292
                                                                                                                     -------------
                                                                                                                         2,704,390
                                                                                                                     -------------
Industrial - 0.8%
American Standard, Inc.                                                 7.375     2/1/2008              145,000            152,470
Jefferson Smurfit Corp. US                                              8.250    10/1/2012               15,000             14,100
Republic Services, Inc.                                                 6.750    8/15/2011              150,000            161,802
Waste Management, Inc.                                                  6.875    5/15/2009              245,000            260,674
                                                                                                                     -------------
                                                                                                                           589,046
                                                                                                                     -------------
Technology & Electronics - 0.1%
Freescale Semiconductor, Inc. (a)                                       6.349    7/15/2009              100,000            102,750
                                                                                                                     -------------
Utilities - 1.2%
AES Corp. 144A                                                          8.750    5/15/2013              100,000            109,500
FirstEnergy Corp.                                                       6.450   11/15/2011              260,000            276,839
Niagara Mohawk Power Corp.                                              7.750    10/1/2008              175,000            189,321
TXU Energy Co.                                                          7.000    3/15/2013              270,000            293,119
                                                                                                                     -------------
                                                                                                                           868,779
                                                                                                                     -------------
Total Corporate (Cost $6,351,800)                                                                                        6,488,095
                                                                                                                     -------------
Sovereign Bonds - 4.3%
Argentina Bonos (a)                                                     1.162     8/3/2012              400,000            321,000
Egyptian Treasury Bill 144A                                             7.500    3/23/2006              725,000            725,160
Egyptian Treasury Bill 144A                                             9.000    7/14/2006              175,000            176,916
Republic of Brazil (a)                                                  2.063    4/15/2012              107,060            105,387
Republic of Panama                                                      8.875    9/30/2027              155,000            188,713
Republic of Peru                                                        7.350    7/21/2025              125,000            132,500
Republic of Philippines                                                 9.375    1/18/2017              165,000            180,881
Republic of South Africa                                                9.125    5/19/2009               60,000             68,325
Republic of South Africa                                                7.375    4/25/2012              120,000            135,300
Russian Federation                                                     12.750    6/24/2028              155,000            292,175
Russian Federation                                                      5.000    3/31/2030              485,000            556,538
Russian Ministry of Finance                                             3.000    5/14/2008              190,000            180,880
Salomon Brothers AF for Tyumen Oil Co.                                 11.000    11/6/2007              125,000            138,563
                                                                                                                     -------------
Total Sovereign Bonds (Cost $3,116,870)                                                                                  3,202,338
                                                                                                                     -------------
Yankee Bonds - 2.2%
Amvescap PLC                                                            5.375    2/27/2013              130,000            130,453
Amvescap PLC                                                            5.375   12/15/2014              205,000            202,650
Carnival Corp.                                                          3.750   11/15/2007              265,000            259,947
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)                           5.506    2/15/2049              365,000            351,325

Falconbridge Ltd.                                                       6.000   10/15/2015              155,000            157,942
Rogers Wireless, Inc.                                                   7.500    3/15/2015               45,000             48,488
Telecom Italia Capital SA                                               4.875    10/1/2010              160,000            158,472
Tyco International Group SA                                             6.000   11/15/2013              175,000            184,869
Naftogaz Ukrainy                                                        8.125    9/30/2009              100,000            106,250
                                                                                                                     -------------
Total Yankee Bonds (Cost $1,606,696)                                                                                     1,600,396
                                                                                                                     -------------
U.S. Government Agency - 1.8%
Pass Thru Securities - 1.8%
FNMA                                                                    5.500     1/1/2034              510,454            510,690
FNMA (TBA) (e)                                                          6.500    10/1/2035              760,000            782,087
                                                                                                                     -------------
Total U.S. Government Agency (Cost $1,305,444)                                                                           1,292,777
                                                                                                                     -------------
U.S. Treasury Obligations - 11.0%
U.S. Treasury Inflation-Indexed Bond                                    3.375    1/15/2007            2,392,253          2,474,020
U.S. Treasury Inflation-Indexed Bond                                    0.875    4/15/2010            4,836,656          4,713,094
U.S. Treasury Note                                                      6.625    5/15/2007              105,000            109,073
U.S. Treasury Note                                                      3.250    8/15/2008              540,000            526,374
U.S. Treasury Note                                                      5.000    2/15/2011              240,000            248,841
                                                                                                                     -------------
Total U.S. Treasury Obligations (Cost $8,002,310)                                                                        8,071,402
                                                                                                                     -------------
Foreign Denominated - 66.1%
Argentina - 0.2%
Republic of Argentina                                                   0.698    9/30/2014   ARS        514,280            181,833
                                                                                                                     -------------
Australia - 11.5%
Australian Government Bond                                              5.750    6/15/2011   AUD      8,345,000          6,493,728
Australian Government Bond                                              6.000    2/15/2017            2,470,000          1,979,039
                                                                                                                     -------------
                                                                                                                         8,472,767
                                                                                                                     -------------
Brazil - 0.2%
Republic of Brazil                                                     12.500     1/5/2016   BRL       430,000             185,481
                                                                                                                     -------------
Canada - 0.8%
Canadian Pacific Railway Ltd. 144A                                      4.900    6/15/2010   CAD       620,000             553,325
                                                                                                                     -------------
Denmark - 1.1%
Realkredit Danmark A/S                                                  4.000     1/1/2006   DKK      5,140,000            831,086
                                                                                                                     -------------
Euro - 32.2%
Allied Irish Bank UK (a)                                                4.781   12/10/2049   EUR        160,000            195,349
ASIF III                                                                4.750    9/11/2013              270,000            356,842
Autostrade SpA (a)                                                      2.552     6/9/2011              300,000            363,634
Barclays Bank PLC (a)                                                   4.875   12/15/2014              150,000            186,541
Belgium Government Bond                                                 4.250    9/28/2013              560,000            730,231
Bombardier, Inc.                                                        5.750    2/22/2008              150,000            181,760
Bundesobligation                                                        4.500    8/17/2007            4,160,000          5,190,135
Bundesobligation                                                        3.000    4/11/2008              125,000            152,195
Bundesschatzanweisungen                                                 2.750    6/23/2006              135,000            162,790
Citigroup Inc                                                           2.237     6/3/2011              370,000            444,725
Daimlerchrysler International Finance                                   7.000    3/21/2011              125,000            176,408
Deutsche Bundesrepublik                                                 4.000     1/4/2028               45,000             56,758
Deutsche Republic                                                       4.500     1/4/2013               35,000             46,282
Deutsche Republic                                                       3.250     7/4/2015              685,000            829,577
Deutsche Republic                                                       4.750     7/4/2034              635,000            921,382
Deutsche Telekom International Finance BV                               6.625    7/11/2011              165,000            233,691
FCE Bank PLC (a)                                                        2.389    6/28/2006            1,205,000          1,435,382
FCE Bank PLC EMTN                                                       3.103    9/30/2009              385,000            411,243
Finmeccanica SpA                                                        4.875    3/24/2025              175,000            220,254
France Telecom SA                                                       7.250    1/28/2013              120,000            179,343
GE Capital European Funding                                             2.198     5/4/2011              370,000            444,386
Glencore Finance Europe SA/Luxembourg                                   5.375    9/30/2011              280,000            349,175
GMAC International Finance BV (a)                                       3.876     8/4/2006              415,000            497,285
Hellenic Republic Government Bond                                       3.700    7/20/2015              800,000            987,846
Hilton Group Finance PLC                                                6.500    7/17/2009              125,000            167,860
Household Finance Corp.                                                 6.500     5/5/2009              300,000            404,407
Kappa Beheer BV                                                        10.625    7/15/2009              135,000            169,082
Kingdom of Denmark                                                      3.125   10/15/2010            1,075,000          1,314,946
Linde Finance BV                                                        6.000    7/29/2049              180,000            230,914
MPS Capital Trust I                                                     7.990     2/7/2011              160,000            231,764
National Westminster Bank PLC                                           6.625    10/5/2009               70,000             95,287
Netherlands Government Bond                                             5.500    7/15/2010            3,355,000          4,528,653
Nordea Bank Sweden AB                                                   6.000   12/13/2010              140,000            169,337
Owens-Brockway Glass Containers                                         6.750    12/1/2014               95,000            115,845
Resona Bank Ltd. 144A                                                   4.125    1/10/2049              110,000            131,116
Sogerim                                                                 7.000    4/20/2011              185,000            264,833
Sumitomo Mitsui Banking Corp. 144A (a)                                  4.375    7/15/2049              195,000            235,019
Telenet Communications NV 144A                                          9.000   12/15/2013               75,000            101,368
Tyco International Group SA                                             5.500   11/19/2008              140,000            180,811
Veolia Environnement                                                    4.875    5/28/2013              135,000            178,689
Volkswagen International Finance NV                                     4.875    5/22/2013              180,000            234,961
West LB Covered Bond Bank 144A                                          4.000    3/25/2014              150,000            191,500
                                                                                                                     -------------
                                                                                                                        23,699,606
                                                                                                                     -------------
United Kingdom - 5.6%
Inco                                                                   15.750    7/15/2006   GBP        200,000            373,421
United Kingdom Gilt                                                     4.750     6/7/2010              985,000          1,775,527
United Kingdom Gilt                                                     8.000    9/27/2013              645,000          1,421,049
United Kingdom Gilt                                                     4.250     6/7/2032              325,000            573,066
                                                                                                                     -------------
                                                                                                                         4,143,063
                                                                                                                     -------------
Japan - 3.3%
Depfa Acs Bank                                                          1.650   12/20/2016   JPY    140,000,000          1,233,592
European Investment Bank                                                1.400    6/20/2017          135,000,000          1,168,179
                                                                                                                     -------------
                                                                                                                         2,401,771
                                                                                                                     -------------
Mexico - 0.3%
Mexican Fixed Rate Bonds                                                8.000   12/19/2013   MXN     2,565,000            230,743
                                                                                                                     -------------
Sweden - 7.6%
Swedish Government                                                      8.000    8/15/2007   SEK      8,715,000          1,242,702
Swedish Government                                                      5.250    3/15/2011           29,940,000          4,339,578
                                                                                                                     -------------
                                                                                                                         5,582,280
                                                                                                                     -------------

Singapore - 3.3%
Singapore Government Bond                                               5.625     7/1/2008   SGD      3,780,000          2,424,569
                                                                                                                     -------------
Total Foreign Denominated (Cost $48,769,172)                                                                            48,706,524
                                                                                                                     -------------
TOTAL BONDS AND NOTES (COST$ 69,472,292)                                                                                69,676,181
                                                                                                                     -------------

                                                                                                       Shares
                                                                                                       ------
CONVERTIBLE PREFERRED STOCKS - 0.1%
Fannie Mae 5.375% CVT Pfd (Cost $100,000)                                                    USD              1            91,600
                                                                                                                     -------------

                                                                                                  Contract Size
                                                                                                  -------------
PURCHASED OPTIONS-0.1%
EUR Put USD Call, Strike Price 1.20, 2/27/2006                                                           14,500             26,535
EUR Put USD Call, Strike Price 1.20, 3/26/2006                                                           14,500             27,985
                                                                                                                     -------------
TOTAL PURCHASED OPTIONS (COST $42,030)                                                                                      54,520
                                                                                                                     -------------

                                                                         Rate   Maturity              Par Value
                                                                         ----   --------              ---------
SHORT-TERM INVESTMENTS - 0.2%
U.S. Government - 0.2%
U.S. Treasury Bill (b) (c) (Cost $ 124,290)                             3.030%  12/1/2005               125,000            124,290
                                                                                                        --------------------------
TOTAL UNAFFILIATED INVESTMENTS (COST $69,738,612)                                                                       69,946,591
                                                                                                                     -------------

                                                                                                       Shares
                                                                                                       ------
AFFILIATED INVESTMENTS - 3.1%
Dreyfus Institutional Preferred Plus Money Market Fund (d)
 (Cost $2,323,181)                                                      3.730%                        2,323,181          2,323,181
                                                                                                                     -------------
TOTAL INVESTMENTS - 98.1% (COST $72,061,793)                                                                            72,269,772
Other Assets, Less Liabilities - 1.9%                                                                                    1,377,349
                                                                                                                     -------------
NET ASSETS-100%                                                                                                      $  73,647,121
                                                                                                                     =============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. these securities may be resold in transactions exempt from registration to qualified buyers. At the period end the value of these securities amounted to $4,219,524 or 5.7% of net assets.
ARS-Argentina Peso
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
CVT-Convertible
DKK-Danish Krone
EUR-Euro
GBP-British Pound
MXN-Mexican New Peso
SEK-Swedish Krona
SGD-Singapore Dollar
(a) Variable Rate Security; rate indicated is as if 09/30/2005.
(b) Denotes all or part of security segregated as collateral.
(c) Rate noted is yield to maturity.
(d) Affiliated institutional money market fund.
(e) Delayed delivery Security.

At September 30, 2005 the Portfolio held the following futures contracts:

                                                                                                 Underlying
                                                                       Expiration                Face Amount              Unrealized
Contract                                           Position               Date                     at Value                  Gain
------------------------------------------------------------------------------------------------------------------------------------
US 10 Year Treasury (10 Contracts)                  Short              12/19/2005                $1,099,219                $22,813
                                                                                                 ==================================

At September 30, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                                                                        Value at
                                                                        Contract      September 30,      Amount to       Unrealized
Contracts to Deliver            Local Principal Amount                 Value Date          2005           Receive        Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                      11,040,000      12/21/2005      $ 8,388,188      $ 8,495,091     $  106,903
Brazilian Real                                            525,000      2/10/2006           224,418          188,324        (36,094)
Canadian Dollar                                           620,000      12/21/2005          534,949          521,850        (13,099)
Danish Krone                                            7,820,000      12/21/2005        1,264,964        1,311,376         46,412
Euro                                                   19,668,000      12/21/2005       23,731,461       24,277,470        546,009
British Pound Sterling                                  2,030,000      12/21/2005        3,573,828        3,728,237        154,409
Japanese Yen                                          279,000,000      12/21/2005        2,480,960        2,565,193         84,233
Swedish Krona                                          43,440,000      12/21/2005        5,638,122        5,829,981        191,859
Singapore Dollar                                        4,320,000      12/21/2005        2,561,994        2,579,028         17,034
                                                                                       -------------------------------------------
Total                                                                                  $48,398,884      $49,496,550     $1,097,666
                                                                                       ===========================================

                                                                                        Value at
                                                                        Contract      September 30,      Amount to      Unrealized
Contracts to Receive            Local Principal Amount                 Value Date          2005           Deliver       Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                         470,000      12/21/2005      $   357,106      $   355,550     $   1,556
Brazilian Real                                            435,000      12/21/2005          189,210          181,553         7,657
Brazilian Real                                            525,000      2/10/2006           224,418          175,000        49,418
                                                                                       ------------------------------------------
Total                                                                                  $   770,734      $   712,103     $  58,631
                                                                                       ==========================================

At September 30th, 2005, the Portfolio held the following open swap agreements:
Credit Default Swaps

                                                                                                                       Unrealized
                                                                Buy/Sell     Pay/Receive    Expiration     Notional   Appreciation/
Counterparty                  Reference Entity                 Protection     Fixed Rate      Date          Amount    (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns     Alcoa, Inc., 6.000% due 1/15/2012                 Buy           0.415%     6/20/2010     $  107,000     $  (784)
Bear Stearns     Alcoa, Inc., 6.500% due 6/1/2011                  Buy           0.520%     6/20/2010        238,000      (2,810)
Bear Stearns     Conocophillips, 4.750% due 10/15/2012             Buy           0.310%     6/20/2010        345,000      (1,804)
Bear Stearns     Nucor Corp., 4.875% due 10/01/2012                Buy           0.400%     6/20/2010        162,000      (1,191)
Bear Stearns     Ukraine Government, 7.650% due 6/11/2013          Sell          2.840%     12/20/2009       150,000       8,050
Citigroup        Ford Motor Credit Co., 7.000% due 10/1/2013       Sell          4.000%     6/20/2008        350,000       8,211
Citigroup        Ford Motor Credit Co., 7.000% due 10/1/2013       Buy           4.500%     6/20/2010        240,000      (2,553)
                                                                                                          -----------------------
                                                                                                          $1,592,000     $  7,119
                                                                                                          =======================

Interest Rate Swaps

                                                                                                                        Unrealized
                                                                Pay/Receive                 Expiration     Notional    Appreciation/
Counterparty                         Floating Rate Index       Floating Rate  Fixed Rate       Date         Amount    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns     USD - LIBOR -  BBA                                  Pay         3.907%     11/19/2009    $  150,000     $ (2,589)
JPMorgan         USD - LIBOR -  BBA                                  Pay         4.115%     5/17/2008      3,465,000        5,438
JPMorgan         USD - LIBOR -  BBA                                Receive       4.590%     5/17/2015      3,465,000        5,941
                                                                                                          -----------------------
                                                                                                          $7,080,000     $  8,790
                                                                                                          =======================

September 30, 2005, the Fund held the following written option contracts:

Written Call Options                                                           Contacts          Value
-------------------------------------------------------------------------------------------------------
USD Call Euro Call, Strike Price 1.2, 3/20/06 (premiums received $16,946)         1             $ 9,788
                                                                               ========================

Written Put Options                                                            Contacts          Value
-------------------------------------------------------------------------------------------------------
USD Put EUR Call, Strike Price 1.28, 2/27/06 (premiums received $14,790)          1             $ 8,120
                                                                               ========================

                   Mellon Institutional Funds Master Portfolio
                      Standish Mellon High Yield Portfolio
            Schedule of Investments - September 30, 2005 (Unaudited)

Security Description                                                     Rate     Maturity            Par Value      Value (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 103.9%
BONDS AND NOTES - 92.9%
Convertible Corporate Bonds - 0.4%
Centerpoint Energy, Inc. 144A CVT                                       2.875     1/15/2024  USD         25,000       $     29,875
Royal Caribbean Cruises Ltd. (b)                                        0.000     5/18/2021              10,000              6,763
Xcel Energy, Inc. 144A                                                  7.500    11/21/2007              15,000             24,319
                                                                                                                      ------------
Total Convertible Corporate Bonds (Cost $45,038)                                                                            60,957
                                                                                                                      ------------
Corporote - 81.0%
Banking - 2.3%
Colonial Bank                                                           9.375      6/1/2011              35,000             41,238
Chevy Chase Bank FSB                                                    6.875     12/1/2013             345,000            354,488
                                                                                                                      ------------
                                                                                                                           395,726
                                                                                                                      ------------
Basic Industry - 8.8%
Airgas, Inc.                                                            6.250     7/15/2014              10,000             10,100
Compression Polymers Holdings 144A                                     10.500      7/1/2013              15,000             13,913
Earle M Jorgenson Co.                                                   9.750      6/1/2012              35,000             37,975
Equistar Chemicals LP/Equistar Funding Corp.                           10.625      5/1/2011              55,000             59,950
Freeport-McMoRan Copper & Gold, Inc.                                   10.125      2/1/2010              60,000             66,300
Freeport-McMoRan Copper & Gold, Inc.                                    6.875      2/1/2014              65,000             64,350
Georgia-Pacific Corp.                                                   8.875      2/1/2010             155,000            172,825
Georgia-Pacific Corp. (c)                                               9.375      2/1/2013             140,000            156,100
Georgia-Pacific Corp.                                                   8.000     1/15/2024              75,000             82,688
International Steel Group, Inc.                                         6.500     4/15/2014              75,000             74,250
KRATON Polymers LLC/Capital Corp. 144A                                  8.125     1/15/2014               5,000              4,850
Lubrizol Corp.                                                          4.625     10/1/2009              75,000             73,728
Lubrizol Corp.                                                          5.500     10/1/2014             100,000            100,351
Lyondell Chemical Co.                                                   9.625      5/1/2007              55,000             57,750
Nalco Co.                                                               7.750    11/15/2011              25,000             25,563
Nalco Co. (c)                                                           8.875    11/15/2013             100,000            102,625
Neenah Paper, Inc.                                                      7.375    11/15/2014               5,000              4,813
Standard Pacific Corp                                                   6.500     8/15/2010              80,000             77,400
Steel Dynamics, Inc.                                                    9.500     3/15/2009             110,000            116,875
Stone Container Corp.                                                   8.375      7/1/2012             115,000            109,250
United States Steel Corp.                                               9.750     5/15/2010              34,000             37,315
Westlake Chemical Corp.                                                 8.750     7/15/2011              33,000             35,558
                                                                                                                      ------------
                                                                                                                         1,484,529
                                                                                                                      ------------
Capital Goods - 8.3%
Accuride Corp                                                           8.500      2/1/2015              85,000             83,300
Alliant Techsystems, Inc.                                               8.500     5/15/2011              35,000             36,838
Alliant Techsystems, Inc. 144A                                          2.750     2/15/2024              15,000             16,013
Ball Corp.                                                              6.875    12/15/2012              10,000             10,200
Berry Plastics                                                         10.750    7/15/2012               25,000             26,875
CCM Merger, Inc. 144A (c)                                               8.000     8/1/2013               15,000             15,131
Crown Cork & Seal Co, Inc.                                              7.375    12/15/2026             240,000            228,000
Delphi Corp. (c)                                                        6.550    6/15/2006               25,000             18,375
Delphi Corp. (c)                                                        6.500    8/15/2013               45,000             30,150
Esterline Technologies Corp.                                            7.750    6/15/2013               40,000             42,200
Goodman Global Holdings 144A (a)                                        6.410    6/15/2012              130,000            127,075
L-3 Communications Corp.                                                7.625    6/15/2012               50,000             52,500
L-3 Communications Corp.                                                6.125    7/15/2013               85,000             84,575
L-3 Communications Corp. 144A                                           3.000     8/1/2035               20,000             20,450
Leucadia National Corp.                                                 7.000    8/15/2013               90,000             90,450
Norcraft Finance Co.                                                    9.000    11/1/2011               15,000             15,525
Owens-Brockway                                                          7.750    5/15/2011               50,000             52,000
Owens-Illinois, Inc.                                                    7.500    5/15/2010               95,000             96,425
Owens-Illinois, Inc. (c)                                                7.800    5/15/2018              120,000            120,600
Pinnacle Foods Holding Corp.                                            8.250    12/1/2013               45,000             42,525
Silgan Holdings, Inc.                                                   6.750    11/15/2013              70,000             70,175
Solo Cup Co. (c)                                                        8.500    2/15/2014               25,000             22,125
Texas Industries Inc 144A                                               7.250    7/15/2013                5,000              5,200
Trinity Industries LE                                                   6.500    3/15/2014              100,000             98,500
                                                                                                                      ------------
                                                                                                                         1,405,207
                                                                                                                      ------------
Consumer Cyclical - 8.9%
Ameristar Casinos, Inc.                                                10.750    2/15/2009              170,000            181,688
Chumash Casino & Resort Enterprises 144A                                9.520    7/15/2010               55,000             58,850
Cinemark USA, Inc.                                                      9.000     2/1/2013               45,000             46,463
Continental Airlines, Inc.                                              8.307     4/2/2018               58,621             51,771
Couche-Tard                                                             7.500    12/15/2013              35,000             36,050
DR Horton, Inc.                                                         8.500    4/15/2012               75,000             80,958
Keystone Automotive Operation, Inc.                                     9.750    11/1/2013               35,000             34,825
Leslie's Poolmart                                                       7.750     2/1/2013               40,000             40,400
Mohegan Tribal Gaming Authority                                         8.000     4/1/2012               65,000             68,575
Neiman Marcus Group, Inc. 144A                                          9.000    10/15/2015              25,000             25,063
Pinnacle Entertainment, Inc. (c)                                        8.750    10/1/2013               55,000             56,650
Rite Aid Corp.                                                         12.500    9/15/2006              190,000            201,875
Rite Aid Corp.                                                          8.125     5/1/2010               70,000             71,400
Rite Aid Corp.                                                          9.500    2/15/2011               45,000             47,700
Russell Corp.                                                           9.250     5/1/2010               62,000             62,620
Speedway Motorsports, Inc.                                              6.750     6/1/2013              160,000            164,200
Station Casinos, Inc.                                                   6.000     4/1/2012              110,000            109,863
True Temper Sports, Inc.                                                8.375    9/15/2011               35,000             32,550
Turning Stone Casino Resort Enterprise 144A                             9.125    12/15/2010              85,000             88,400
Visteon Corp.                                                           8.250     8/1/2010               30,000             28,500
                                                                                                                      ------------
                                                                                                                         1,488,401
                                                                                                                      ------------
Consumer Noncyclical - 6.5%
Alliance One Inter 144A                                                11.000     5/15/2012              25,000             23,688
Altria Group, Inc.                                                      7.000     11/4/2013              45,000             49,255
ANR Pipeline Co.                                                        7.000      6/1/2025              10,000              9,926
Chattem, Inc.                                                           7.000      3/1/2014              70,000             71,050
Chattem, Inc. (a)                                                       6.870      3/1/2010              25,000             25,250
Corrections Corp Of America                                             7.500      5/1/2011              20,000             20,625
Del Monte Corp.                                                         8.625    12/15/2012              75,000             80,625

Domino's, Inc.                                                          8.250      7/1/2011              38,000             39,900
Elizabeth Arden, Inc.                                                   7.750     1/15/2014              20,000             20,350
Goodyear Tire & Rubber 144A                                             9.000      7/1/2015              95,000             93,575
Ingles Markets, Inc.                                                    8.875     12/1/2011              50,000             50,500
Mohegan Tribal Gaming                                                   7.125     8/15/2014             105,000            108,675
Penn National Gaming Inc.                                               6.750      3/1/2015              20,000             19,600
Psychiatric Solutions, Inc. 144A                                        7.750     7/15/2015              10,000             10,325
Quebecor Media, Inc.                                                   11.125     7/15/2011              50,000             54,625
Scotts Co.                                                              6.625    11/15/2013              30,000             30,900
Seneca Gaming Corp. 144A                                                7.250      5/1/2012              15,000             15,375
Smithfield Foods, Inc.                                                  7.000      8/1/2011              25,000             25,500
Smithfield Foods, Inc.                                                  7.750     5/15/2013              55,000             57,750
Southern Natural Gas Co.                                                8.875     3/15/2010              15,000             16,214
Stater Brothers Holdings (c)                                            8.125     6/15/2012             200,000            197,500
Stater Brothers Holdings (a)                                            7.370     6/15/2010              65,000             64,025
                                                                                                                      ------------
                                                                                                                         1,085,233
                                                                                                                      ------------
Energy - 8.3%
ANR Pipeline Co.                                                        7.375     2/15/2024              20,000             20,621
Dynegy Holdings, Inc. 144A                                              9.875     7/15/2010             165,000            179,850
El Paso Natural Gas Co.                                                 8.625     1/15/2022              90,000            102,925
El Paso Natural Gas Co.                                                 8.375     6/15/2032              45,000             51,113
El Paso Production Holding Co.                                          7.750      6/1/2013              55,000             57,475
FPL Energy National Wind 144A                                           6.125     3/25/2019              97,390             96,123
Frontier Oil Corp.                                                      6.625     10/1/2011              35,000             36,094
Houston Exploration Co.                                                 7.000     6/15/2013              50,000             51,000
Newfield Exploration Co.                                                8.375     8/15/2012              55,000             59,400
Newfield Exploration Corp.                                              6.625      9/1/2014              60,000             62,400
Peabody Energy Corp.                                                    6.875     3/15/2013              40,000             41,800
Pogo Producing Co. 144A                                                 6.625     3/15/2015              75,000             76,125
Premcor Refining Group, Inc.                                            9.500      2/1/2013              65,000             73,288
Southern Natural Gas Co.                                                7.350     2/15/2031              45,000             45,940
Tennessee Gas Pipeline Co.                                              8.375     6/15/2032              60,000             68,543
Tesoro Petroleum Corp.                                                  8.000     4/15/2008              20,000             20,850
Transcontinental Gas Pipe Line Corp.                                    8.875     7/15/2012             110,000            128,288
Williams Cos., Inc.                                                     7.875      9/1/2021             160,000            176,000
Williams Cos., Inc.                                                     7.750     6/15/2031              40,000             43,300
                                                                                                                      ------------
                                                                                                                         1,391,135
                                                                                                                      ------------
Financial - 3.4%
Arch Western Finance                                                    6.750      7/1/2013              25,000             25,500
BCP Crystal Holding Corp.                                               9.625     6/15/2014              69,000             76,763
Crystal Us Holding Corp.                                                3.400     10/1/2014              92,000             65,320
E*Trade Financial Corp. 144A                                            7.375     9/15/2013              15,000             15,150
Ford Motor Credit Co                                                    7.375    10/28/2009              35,000             33,808
General Motors Acceptance Corp. (c)                                     7.750     1/19/2010             110,000            106,624
General Motors Acceptance Corp.                                         8.000     11/1/2031              50,000             43,658
Glencore Funding LLC 144A                                               6.000     4/15/2014              65,000             61,575
Residential Capital Corp. 144A                                          6.375     6/30/2010             105,000            106,373
Residential Capital Corp. 144A                                          6.875     6/30/2015              30,000             31,392
                                                                                                                      ------------
                                                                                                                           566,163
                                                                                                                      ------------
Industrial - 2.6%
Columbus McKinnon Corp. 144A                                            8.875     11/1/2013              25,000             25,250
Cooper Standard Auto                                                    8.375    12/15/2014              25,000             21,000
Douglas Dynamics LLC 144A                                               7.750     1/15/2012             290,000            290,000
Southern Peru Copper Corp. 144A                                         6.375     7/27/2015             100,000            100,822
                                                                                                                      ------------
                                                                                                                           437,072
                                                                                                                      ------------
Media - 6.7%
American Media Operation, Inc.                                         10.250      5/1/2009              20,000             19,500
Cablevision Systems Corp.                                               7.890      4/1/2009             115,000            117,875
CBD Media, Inc.                                                         8.625      6/1/2011              50,000             51,625
CSC Holdings, Inc.                                                      8.125     8/15/2009              65,000             65,488
Dex Media West LLC/Dex Media Finance Co.                                8.500     8/15/2010              25,000             26,438
Dex Media West LLC/Dex Media Finance Co.                                9.875     8/15/2013              28,000             30,905
Dex Media, Inc.                                                         8.000    11/15/2013              30,000             30,825
DirecTV Holdings LLC                                                    8.375     3/15/2013              58,000             63,293
Echostar DBS Corp.                                                      5.750     10/1/2008              54,000             53,258
Entercom Radio LLC/Entercom Capital, Inc.                               7.625      3/1/2014              15,000             15,488
MCI, Inc.                                                               6.908      5/1/2007              63,000             63,473
Nextel Communications Inc.                                              6.875    10/31/2013              85,000             90,224
PX Escrow Corp.                                                         9.625      2/1/2006             105,000             90,729
Radio One, Inc.                                                         8.875      7/1/2011              45,000             47,813
RH Donnelley Finance Corp. 144A                                         8.875    12/15/2010              75,000             80,438
RH Donnelley Finance Corp. 144A                                        10.875    12/15/2012             105,000            117,863
Salem Communications Corp.                                              7.750    12/15/2010             130,000            135,363
Sinclair Broadcast Group, Inc.                                          4.875     7/15/2018              25,000             22,344
                                                                                                                      ------------
                                                                                                                         1,122,942
                                                                                                                      ------------
Real Estate - 0.6%
BF Saul Reit                                                            7.500      3/1/2014             100,000            102,500
                                                                                                                      ------------
Services: Cyclical - 6.6%
AMC Entertainment, Inc.                                                 8.000      3/1/2014              65,000             57,200
Argosy Gaming Co.                                                       7.000     1/15/2014              60,000             66,563
DPL, Inc.                                                               6.875      9/1/2011             110,000            118,525
Gaylord Entertainment Co.                                               6.750    11/15/2014              40,000             38,700
Hawaiian Telcom Communication 144A                                      8.914      5/1/2013              35,000             35,350
Isle of Capri Casinos, Inc.                                             7.000      3/1/2014             100,000             95,875
Kansas City Southern Railway                                            7.500     6/15/2009              85,000             89,038
Meristar Hospitality Corp.                                              9.500      4/1/2010              60,000             78,150
Meristar Hospitality Operationg Partnership LP (c)                     10.500     6/15/2009              65,000             68,900
Nell AF Sarl 144A                                                       8.375     8/15/2015              75,000             73,313
Qwest Corp.                                                             7.875      9/1/2011             225,000            234,563
Service Corp Interational 144A                                          7.000     6/15/2017              25,000             25,250
Sierra Pacific Resources                                                8.625     3/15/2014             100,000            110,225
Williams Scotsman, Inc. 144A (c)                                        8.500     10/1/2015              20,000             20,250
                                                                                                                      ------------
                                                                                                                         1,111,902
                                                                                                                      ------------

Services: Non-Cyclical - 4.1%
Allied Waste North America                                              8.500     12/1/2008              50,000             52,125
Browning-Ferris Industries                                              9.250      5/1/2021              35,000             35,700
Coventry Health Care,Inc.                                               5.875     1/15/2012             135,000            137,025
Fisher Scientific Intl.                                                 6.750     8/15/2014              75,000             78,563
HCA, Inc.                                                               8.750      9/1/2010              80,000             88,352
HCA, Inc.                                                               7.875      2/1/2011             150,000            160,774
Kinetic Concepts, Inc.                                                  7.375     5/15/2013              29,000             29,870
Tenet Healthcare Corp. 144A                                             9.250      2/1/2015             110,000            111,100
                                                                                                                      ------------
                                                                                                                           693,509
                                                                                                                      ------------
Technology & Electronics - 1.0%
Communications & Power Industries, Inc.                                 8.000      2/1/2012              10,000             10,200
Nevada Power Co.                                                        6.500     4/15/2012              45,000             46,688
Nevada Power Co.                                                        5.875     1/15/2015              90,000             88,709
PQ Corp. 144A                                                           7.500     2/15/2013              10,000              9,700
Sungard Data Systems Inc 144A                                           8.525     8/15/2013              15,000             15,525
                                                                                                                      ------------
                                                                                                                           170,822
                                                                                                                      ------------
Telecommunications - 3.3%
Airgate PCS Inc.                                                        7.349    10/15/2011              15,000             15,450
Alamosa Delaware, Inc.                                                  8.500     1/31/2012              55,000             58,713
Consolidated Comm Holdings                                              9.750      4/1/2012              54,000             57,510
Panamsat Corp.                                                          9.000     8/15/2014              22,000             23,210
Qwest Communications International 144A                                 7.500     2/15/2014             130,000            123,500
Qwest Communications International Inc.                                 7.290     2/15/2009              65,000             64,188
Rural Cellular Corp.                                                    9.875      2/1/2010              25,000             26,250
Rural Cellular Corp.                                                    8.250     3/15/2012              30,000             31,500
Ubiquitel Operating Co.                                                 9.875      3/1/2011              80,000             88,800
US Unwired, Inc. (a)                                                    8.120     6/15/2010              65,000             67,194
                                                                                                                      ------------
                                                                                                                           556,315
                                                                                                                      ------------
Utilities - 9.6%
AES Corp.                                                               8.875     2/15/2011              35,000             37,975
AES Corp. 144A                                                          8.750     5/15/2013             215,000            235,425
Aes Gener SA                                                            7.500     3/25/2014              40,000             40,679
CMS Energy Corp.                                                        9.875    10/15/2007              60,000             65,250
CMS Energy Corp.                                                        7.750      8/1/2010              50,000             53,750
CMS Energy Corp.                                                        8.500     4/15/2011              30,000             33,375
EL Paso Natural Gas Co.                                                 7.500    11/15/2026              55,000             56,959
Enterprie Products Oper                                                 4.625    10/15/2009              85,000             83,062
Freescale Semiconductor Inc. (c)                                        6.875     7/15/2011             210,000            220,500
Freescale Semiconductor, Inc. (a) (c)                                   6.349     7/15/2009              55,000             56,513
Monongahela Power Co.                                                   6.700     6/15/2014              35,000             38,637
MSW Energy Holdings                                                     7.375      9/1/2010             110,000            114,125
NorthWestern Corp.                                                      5.875     11/1/2014              25,000             25,256
NRG Energy, Inc.                                                        8.000    12/15/2013              27,000             28,755
Reliant Energy Inc. (c)                                                 6.750    12/15/2014              75,000             73,688
Reliant Energy, Inc.                                                    9.250     7/15/2010              25,000             27,125
TECO Energy, Inc.                                                       7.500     6/15/2010              25,000             26,875
Texas Genco LLC/Financing 144A                                          6.875    12/15/2014              65,000             66,138
Transcont Gas Pipe Corp                                                 7.000     8/15/2011              75,000             79,688
Txu Corp.                                                               4.800    11/15/2009              85,000             81,898
Txu Corp.                                                               5.550    11/15/2014             170,000            161,386
                                                                                                                      ------------
                                                                                                                         1,607,059
                                                                                                                      ------------
Total Corporate Bonds (Cost $13,343,144)                                                                                13,679,472
                                                                                                                      ------------
Municipal - 0.9%
Mashantucket West Pequot 144A                                           5.912      9/1/2021             120,000            120,694
South Carolina Tobacco Settlement Authority                             6.000     5/15/2022              30,000             32,019
                                                                                                                      ------------
Total Municipal (Cost $146,948)                                                                                            152,713
                                                                                                                      ------------
Sovereign Bonds - 1.0%
Republic of Argentina                                                   2.000      1/3/2010              25,000             16,103
Republic of Argentina                                                   8.280    12/31/2033              14,121             14,573
Republic of Brazil                                                      8.750      2/4/2025               5,000              5,280
Republic of Brazil (c)                                                 10.125     5/15/2027               5,000              5,990
Republic of Brazil (a)                                                  2.063     4/15/2012              24,706             24,320
Republic of Colombia                                                   10.000     1/23/2012               5,000              6,025
Republic of Colombia (c)                                               10.750     1/15/2013               5,000              6,283
Republic of Colombia                                                    8.125     5/21/2024               5,000              5,363
Republic of Peru                                                        5.000      3/7/2017              16,400             16,072
Republic of Venezuela (a)                                               2.150     4/20/2011              15,000             14,738
Russian Federation                                                      5.000     3/31/2030              30,000             34,425
Russian Ministry of Finance                                             3.000     5/14/2008              25,000             23,800
                                                                                                                      ------------
Total Sovereign Bonds (Cost $149,517)                                                                                      172,972
                                                                                                                      ------------
Yankee Bonds - 7.5%
Braskem Sa 144A                                                        12.500     11/5/2008              10,000             11,825
Crown European Holdings SA                                              9.500      3/1/2011             135,000            147,825
Intelsat Bermuda Ltd. 144A (a)                                          8.695     1/15/2012              90,000             91,575
INVISTA 144A (c)                                                        9.250      5/1/2012             145,000            157,688
Jean Coutu Group, Inc. (c)                                              7.625      8/1/2012              75,000             76,313
JSG Funding PLC                                                         9.625     10/1/2012              50,000             50,250
Noble Group Ltd. 144A                                                   6.625     3/17/2015             100,000             92,315
Norampac, Inc.                                                          6.750      6/1/2013              25,000             24,875
Petroleum Ge-Services                                                  10.000     11/5/2010              85,000             95,200
Rogers Wireless Inc. (c)                                                8.000     12/15/2012             50,000             52,813
Rogers Wireless, Inc. (a)                                               6.995     12/15/2010             55,000             57,338
Royal Caribbean Cruises Ltd.                                            8.000     5/15/2010              50,000             54,125
Royal Caribbean Cruises Ltd.                                            8.750      2/2/2011             155,000            173,988
Russel Metals, Inc.                                                     6.375      3/1/2014              25,000             24,375
Stena AB                                                                9.625     12/1/2012              25,000             27,125
Stena AB                                                                7.500     11/1/2013              25,000             24,313
Telenet Group Holding NV 144A (b)                                       0.000     6/15/2014              70,000             57,225
Tembec Industries, Inc.                                                 7.750     3/15/2012              55,000             34,925
                                                                                                                      ------------
Total Yankee Bonds (Cost $1,230,474)                                                                                     1,254,093
                                                                                                                      ------------
Foreign Denominated - 2.1%
Euro - 2.1%
Central European Distribution Corp.                                     8.000     7/25/2012  EUR         50,000             64,275
Culligan Finance Corp., BV 144A                                         8.000     10/1/2014              30,000             38,745
General Motors Acceptance Corp.                                         5.375      6/6/2011              30,000             31,477
NTL Cable Plc                                                           8.750     4/15/2014              60,000             75,508
Remy Cointreau S.A. 144A                                                6.500      7/1/2010              20,000             25,710
Telenet Communications NV 144A                                          9.000     12/15/2013             90,000            121,642
                                                                                                                      ------------
Total Foreign Denominated (Cost $340,087)                                                                                  357,357
                                                                                                                      ------------
TOTAL BONDS AND NOTES (Cost $15,255,208)                                                                                15,616,607
                                                                                                                      ------------

                                                                                                        Shares
                                                                                                        ------
Common Stock - 0.1%
MCI, Inc. (Cost $0)                                                                                         949             24,076
                                                                                                                      ------------
CONVERTIBLE PREFERRED STOCKS - 2.0%
Fannie Mae 7.00% CVT Pfd                                                                     USD            300             16,444
Sovereign Capital Trust IV 4.375% CVT Pfd                                                                 5,900            260,338
Tyco International Group SA 3.125% 144A CVT Pfd                                                          40,000             52,950
                                                                                                                      ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $348,000)                                                                         329,732
                                                                                                                      ------------
INVESTMENT OF CASH COLLATERAL - 8.9%
BlackRock Cash Strategies L.L.C. (Cost $1,498,250)                      3.93%                         1,498,250          1,498,250
                                                                                                                      ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $17,101,458)                                                                       17,468,665
                                                                                                                      ------------
AFFILIATED INVESTMENTS - 3.3%
Dreyfus Institutional Preferred Plus Money Market Fund (d)
 (Cost $553,679)                                                        3.73%                           553,679            553,679
                                                                                                                      ------------
Total Investments- 107.2% (Cost $17,655,137)                                                                            18,022,344
                                                                                                                      ------------
Liabilities in Excess of Other Assets- (7.2%)                                                                           (1,205,153)
                                                                                                                      ------------
NET ASSETS-100.0%                                                                                                     $ 16,817,191
                                                                                                                      ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At the end of the period the value of these securities amountied to $3,238,983 or 19.3% of net assets.
CVT - Convertible
REIT - Real Estate Investment Trust
EUR-Euro
Step Up - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2004. Maturity date disclosed is the ultimate maturity.
(a) Variable Rate Security; rate indicated is as if 09/30/2005
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(c) Security, or a portion of thereof, was on loan at September 30, 2005.
(d) Affiliated institutional money market fund.

At September 30, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                                                                         Value at
                                                                    Contract Value     September 30,      Amount to     Unrealized
Contracts to Deliver            Local Principal Amount                   Date               2005           Receive      Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                                           80,000        2/22/2006         $ 34,060         $ 27,220       $(6,840)
Brazilian Real                                           80,000        5/22/2006           33,107           30,155        (2,952)
Euro                                                    294,000        12/21/2005         354,741          362,870         8,129
                                                                                         ---------------------------------------
                                                                                         $421,908         $420,245       $(1,663)
                                                                                         =======================================

                                                                                         Value at
                                                                    Contract Value     September 30,      Amount to     Unrealized
Contracts to Receive            Local Principal Amount                   Date               2005           Deliver      Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                                          160,000       2/22/2006          $68,120          $ 54,589       $13,531
                                                                                         =======================================

At September 30, 2005, the Portfolio held the following open swap contracts:

Credit Default Swaps

                                                                                                                        Unrealized
                                                                    Buy/Sell    Pay/Receive   Expiration   Notional   Appreciation/
Counterparty                       Reference Entity                Protection    Fixed Rate      Date       Amount    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns    Ukraine Government, 7.650% due 6/11/2013               Sell         2.840%    12/20/2009   $ 25,000       $ 1,342
JPMorgan        Cooper Tire & Rubber Company 7.75 % due 12/15/09       Buy          1.070%    9/20/2010      80,000         2,397
Merrill Lynch   Meadwestvaco Corp., 6.850% due 4/1/2012                Buy          0.770%    6/20/2009     170,000        (2,440)
Merrill Lynch   Georgia-Pacific Corp. 8.125% due 5/15/2011             Sell         1.600%    9/20/2010     170,000         3,244
                                                                                                           ----------------------
                                                                                                           $445,000       $ 4,543
                                                                                                           ======================

Interest Rate Swaps

                                                                                                                        Unrealized
                                                                   Pay/Receive                Expiration   Notional    Appreciation/
Counterparty                        Floating Rate Index           Floating Rate  Fixed Rate      Date       Amount    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns    USD - LIBOR -  BBA                                     Pay          3.907%    11/19/2009   $ 25,000       $  (432)
                                                                                                           ======================

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio
            Schedule of Investments - September 30, 2005 (Unaudited)

Security                                                                 Rate     Maturity            Par Value       Market Value
----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 93.4%
BONDS AND NOTES - 85.9 %
Asset Backed - 24.5%
Advanta Business Card Master Trust 2005-C1 C1 (a)                       4.322     8/22/2011          $  500,000       $    496,250
American Express Issuance Trust 2005-1 C (a)                            4.058     8/15/2011             500,000            501,478
Asset Backed Funding Certificates 2005-WMC1 M4 (a)                      4.439    10/25/2035           1,000,000          1,000,000
Bear Stearns Alt-A Trust 2005-1 A1 (a)                                  4.110     1/25/2035             401,556            401,707
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2 (a)                 3.911     4/25/2033             612,024            613,135
Chase Manhattan Auto Owner Trust 2003-B A4                              2.570     2/16/2010           1,000,000            974,152
Citibank Credit Card Issuance Trust 2004-A1 A1                          2.550     1/20/2009           1,250,000          1,219,205
Citigroup Mortgage Loan Trust, Inc. 2005-OPT4 A2B (a)                   3.853     7/25/2035             355,000            354,968
Collegiate Funding Services Education Loan 2005-A A1 (a)                3.510     9/29/2014             586,650            586,099
Countrywide Asset-Backed Certificates 2005-7 3AV1 (a)                   3.761    11/25/2035             415,835            415,768
First USA Credit Card Master Trust 1997-4 A (a)                         3.999     2/17/2010             750,000            752,570
Gracechurch Card Funding PLC (a)                                        4.142     9/15/2010             500,000            496,500
Gracechurch Card Funding PLC 4 A (a)                                    3.818     6/15/2008           1,000,000          1,000,352
GS Auto Loan Trust 2004-1 A4                                            2.650     5/16/2011             315,000            305,199
Honda Auto Receivables Owner Trust 2002-4 A4                            2.700     3/17/2008             511,224            505,969
Lehman Brothers 2004-LLFA A1 144A (a)                                   3.898    10/15/2017             264,063            264,007
M & I Auto Loan Trust 2003-1 A4                                         2.970     4/20/2009             700,000            684,560
Option One Mortgage Loan Trust 2004-1 (a)                               4.120     1/25/2034             128,717            128,803
Option One Mortgage Loan Trust 2005-4 M4 (a)                            4.442    11/25/2035             500,000            500,000
Slm Student Loan Trust 2004-9 A2 (a)                                    3.670    10/25/2012           1,000,000            997,140
Wachovia Auto Owner Trust 2004-B A4                                     3.440     3/21/2011             400,000            389,657
Washington Mutual 2003-AR4 A5                                           3.551     5/25/2033              14,087             14,045
World Financial Network Credit Card Master Trust 2004-B A (a)           3.868     7/15/2010           1,000,000          1,000,014
                                                                                                                      ------------
Total Asset Backed (Cost $13,688,677)                                                                                   13,601,578
                                                                                                                      ------------
Collateralized Mortgage Obligations - 4.5%
Mound Financing PLC 3A A1-1 144A (a)                                    3.887     2/8/2008            1,000,000          1,000,550
Permanent Financing PLC 3A (a)                                          3.959     6/10/2007           1,490,000          1,490,416
                                                                                                                      ------------
Total Collateralized Mortgage Obligations (Cost $2,490,000)                                                              2,490,966
                                                                                                                      ------------
Corporate - 45.0%
Banking - 6.3%
Bank One Texas                                                          6.250     2/15/2008             750,000            777,719
US Bank NA (a)                                                          3.534     10/1/2007             700,000            700,663
Wachovia Corp. (a)                                                      3.909     7/20/2007           1,000,000          1,001,082
Wells Fargo & Co. (a)                                                   3.778     3/10/2008           1,000,000          1,000,036
                                                                                                                      ------------
                                                                                                                         3,479,500
                                                                                                                      ------------
Brokerages - 9.9%
Bear Stearns Co., Inc. (a)                                              3.830     4/29/2008             700,000            701,245
Credit Suisse FB USA, Inc.                                              4.625     1/15/2008             500,000            499,816
Goldman Sachs Group, Inc. (a)                                           4.300     6/28/2010             750,000            751,766
JPMorgan Chase & Co. (a)                                                3.964    12/12/2006             850,000            851,300
Merrill Lynch & Co.                                                     3.700     4/21/2008             750,000            733,345
Merrill Lynch & Co. (a)                                                 3.997     2/6/2009            1,000,000          1,003,318
Morgan Stanley                                                          5.800     4/1/2007              935,000            950,290
                                                                                                                      ------------
                                                                                                                         5,491,080
                                                                                                                      ------------
Communications 1.2%
Gannett Co., Inc.                                                       4.125     6/15/2008             650,000            641,980
                                                                                                                      ------------
Consumer Noncyclical - 1.6%
General Mills, Inc.                                                     2.625    10/24/2006             914,000            892,730
                                                                                                                      ------------
Financial - 14.2%
Caterpillar Financial Services Corp. (a)                                3.840     2/11/2008             750,000            750,514
CIT Group, Inc. (a)                                                     4.324     9/22/2006             900,000            903,047
Citigroup, Inc. (a) (c)                                                 3.753     11/1/2007             750,000            750,764
Countrywide Financial Corp. (a) (c)                                     3.710     4/11/2007             750,000            750,824

FleetBoston Financial Corp.                                             6.375     5/15/2008             600,000            624,121
Genworh Financial, Inc. (a)                                             4.020     6/15/2007           1,000,000          1,001,408
John Deere Capital Corp. (a)                                            3.944     3/16/2006             500,000            500,059
MBNA Corp. (a)                                                          4.163      5/5/2008             650,000            655,349
SLM Corp.                                                               3.811     7/27/2009             675,000            674,461
Textron Financial Corp. MTN                                             2.690     10/3/2006             500,000            491,551
Western Corp.Federal Credit Union (a)                                   3.850     2/15/2008             750,000            750,002
                                                                                                                      ------------
                                                                                                                         7,852,100
                                                                                                                      ------------
Health Care - 1.2%
Unitedhealth Group, Inc.                                                3.375     8/15/2007             700,000            685,088
                                                                                                                      ------------
Insurance - 5.6%
Metropolitan Life Global Funding I 144A (a)                             3.599     10/5/2007           1,000,000          1,000,559
Nationwide Life Global Fund 144A (a)                                    4.090     9/28/2007           1,000,000          1,000,666
Nationwide Life Global Funding 144A (a)                                 4.014     6/22/2007             345,000            345,313
Principal Life, Inc., Funding                                           3.791     12/7/2007             750,000            749,792
                                                                                                                      ------------
                                                                                                                         3,096,330
                                                                                                                      ------------
Public Utility - 1.8%
Alabama Power Co. (a)                                                   4.026     8/25/2009           1,000,000          1,002,692
                                                                                                                      ------------
Technology - 3.2%
First Data Corp.                                                        4.700     11/1/2006           1,000,000          1,000,668
Praxair Inc.                                                            4.750     7/15/2007             750,000            752,474
                                                                                                                      ------------
                                                                                                                         1,753,142
                                                                                                                      ------------
Total Corporate (Cost $24,993,958)                                                                                      24,894,642
                                                                                                                      ------------
Yankee Bonds - 1.6%
HBOS Treasury Services PLC 144A (a) (Cost $900,000)                     3.641     1/12/2007             900,000            901,406
                                                                                                                      ------------
U.S. Government Agency - 5.7% Government Backed - 4.4%
FHLMC                                                                   5.000     6/15/2016             628,694            630,902
FHLMC                                                                   4.500     1/15/2019             424,608            424,085
FHLMC                                                                   5.000     1/15/2023             465,000            467,012
FNMA                                                                    4.500     5/25/2012             664,865            663,645
FNMA                                                                    5.250     4/25/2025             228,537            230,372
                                                                                                                      ------------
Total Government Backed (Cost $2,461,920)                                                                                2,416,016
                                                                                                                      ------------
Pass Thru Securities - 1.3%
FHLMC                                                                   2.614     7/15/2011             304,907            302,143
FHLMC                                                                   5.500    10/15/2018             406,932            410,206
                                                                                                                      ------------
Total Pass Thru Securities (Cost $723,922)                                                                                 712,349
                                                                                                                      ------------
Total US Government Agency (Cost $3,185,842)                                                                             3,128,365
                                                                                                                      ------------
US Treasury Obligations - 4.6%
U.S. Treasury Inflation-Indexed Bond (c) (Cost $2,615,524)              3.625     1/15/2008           2,424,667          2,566,548
                                                                                                                      ------------
TOTAL BONDS AND NOTES (C0ST $47,874,001)                                                                                47,583,505
                                                                                                                      ------------
SHORT TERM INVESTMENTS  - 0.4%
U.S. Government - 0.4%
FNMA Discount Note (b) (d) (Cost $198,991)                              3.560    11/21/2005             200,000            198,998
                                                                                                                      ------------

                                                                                                       Shares
                                                                                                       ------
Investment Of Cash Collateral - 7.1%
BlackRock Cash Strategies L.L.C.  (Cost $3,914,850)                     3.930                         3,914,850          3,914,850
                                                                                                                      ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $51,987,842)                                                                       51,697,353
                                                                                                                      ------------
AFFILIATED INVESTMENTS - 14.7%
Dreyfus Institutional Preferred Plus Money Market (e) (Cost $8,152,822) 3.730                         8,152,822          8,152,822
                                                                                                                      ------------
Total Investments - 108.1% (Cost $60,140,664)                                                                           59,850,175

Liabilities in Excess of Other Assets - (8.1%)                                                                          (4,504,070)
                                                                                                                      ------------
NET ASSETS - 100.0%                                                                                                   $ 55,346,105
                                                                                                                      ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. these securities may be resold in transactions exempt from registration to qualified buyers. At the period end the value of these securities amounted to $4,248,494 or 7.7% of net assets.
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
(a) Variable Rate Security; rate indicated as of 09/30/05.
(b) Rate noted is yield to maturity.
(c) Security, or a portion of thereof, was on loan at September 30, 2005.
(d) Denotes all of part of security pledged as collateral.
(e) Affiliated institutional money market fund.


At September 30, 2005 the Fund held the following futures contracts:

                                                                                                        Underlying
                                                                                         Expiration     Face Amount     Unrealized
Contract                                                                   Position         Date         at Value       Gain/(Loss)
----------------------------------------------------------------------------------------------------------------------------------
EURO BOND (11 Contracts)                                                    Short        3/17/2008       2,629,688       $ 6,151
EURO BOND (11 Contracts)                                                    Short        6/16/2008       2,629,000         5,876
EURO BOND (11 Contracts)                                                    Short        9/15/2008       2,626,800         4,226
EURO BOND (11 Contracts)                                                    Short        12/17/2007      2,630,238         6,563
                                                                                                                         -------
                                                                                                                         $22,816
                                                                                                                         =======

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      MELLON INSTITUTIONAL FUNDS
                                      MASTER PORTFOLIO

                                      By:   /s/ Steven M. Anderson
                                            --------------------------------
                                            Steven M. Anderson
                                            Treasurer

                                      Date: November 29, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      By:    /s/ Steven M. Anderson
                                             -------------------------------
                                             Steven M. Anderson
                                             Treasurer

                                      Date:  November 29, 2005


                                      By:    /s/ Patrick J. Sheppard
                                             -------------------------------
                                             Patrick J. Sheppard
                                             President

                                      Date:  November 29, 2005